SHARE-BASED COMPENSATION - Share option activities (Details) - Stock Options			12 Months Ended
	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥) shares
Number of Options
Outstanding at beginning of year | shares			50,000	50,000
Granted | shares		5,750,000	0	0
Exercised | shares			0	0
Forfeited | shares	(4,700,000)		0	0
Outstanding at end of year | shares			50,000	50,000	50,000	50,000
Vested and expected at end of year | shares								50,000
Exercisable at end of year | shares								50,000
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares				$ 0.93
Granted | $ / shares				0
Exercised | $ / shares				0
Forfeited | $ / shares				0
Outstanding at end of year | $ / shares				0.93		$ 0.93
Vested and expected at end of year | $ / shares				0.93
Exercisable at end of year | $ / shares				$ 0.93
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of year			1 year 25 days	1 year 25 days	2 years 25 days	2 years 25 days
Vested and expected to vest at end of year			1 year 25 days	1 year 25 days
Exercisable at end of year			1 year 25 days	1 year 25 days
Aggregate Intrinsic Value
Outstanding at beginning of year | ¥			¥ 0
Granted | ¥ / shares			¥ 0
Exercised			¥ 0	$ 0		$ 0	$ 0
Forfeited | ¥			0
Outstanding at end of year | ¥			¥ 0		¥ 0
Vested and expected to vest at end of period | ¥								¥ 0
Exercisable at end of period | ¥								¥ 0